Quarterly Holdings Report
for
Fidelity Simplicity RMD Income Fund℠
April 30, 2023
RW24-NPRT3-0623
1.858588.115
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	7,530	72,140
Fidelity Series Blue Chip Growth Fund (a)	16,520	197,913
Fidelity Series Commodity Strategy Fund (a)	2,698	266,319
Fidelity Series Growth Company Fund (a)	23,114	370,060
Fidelity Series Intrinsic Opportunities Fund (a)	6,300	73,966
Fidelity Series Large Cap Stock Fund (a)	19,297	348,703
Fidelity Series Large Cap Value Index Fund (a)	7,750	109,356
Fidelity Series Opportunistic Insights Fund (a)	13,830	220,862
Fidelity Series Small Cap Core Fund (a)	104	1,023
Fidelity Series Small Cap Discovery Fund (a)	3,119	31,908
Fidelity Series Small Cap Opportunities Fund (a)	8,732	105,743
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,918	243,602
Fidelity Series Value Discovery Fund (a)	14,702	217,589
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,157,362)		2,259,184

International Equity Funds - 11.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	18,348	257,972
Fidelity Series Emerging Markets Fund (a)	30,271	243,678
Fidelity Series Emerging Markets Opportunities Fund (a)	88,948	1,465,861
Fidelity Series International Growth Fund (a)	42,673	685,328
Fidelity Series International Small Cap Fund (a)	11,674	189,943
Fidelity Series International Value Fund (a)	62,595	679,161
Fidelity Series Overseas Fund (a)	55,159	681,761
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,988,990)		4,203,704

Bond Funds - 71.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	742,091	7,057,283
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	26,687	215,096
Fidelity Series Emerging Markets Debt Fund (a)	25,068	183,745
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,616	61,004
Fidelity Series Floating Rate High Income Fund (a)	3,980	35,381
Fidelity Series High Income Fund (a)	23,372	191,886
Fidelity Series International Credit Fund (a)	1,953	15,195
Fidelity Series International Developed Markets Bond Index Fund (a)	163,709	1,402,983
Fidelity Series Investment Grade Bond Fund (a)	1,445,304	14,640,935
Fidelity Series Long-Term Treasury Bond Index Fund (a)	219,730	1,368,919
Fidelity Series Real Estate Income Fund (a)	5,616	54,021
TOTAL BOND FUNDS (Cost $27,706,131)		25,226,448

Short-Term Funds - 10.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	3,112,188	3,112,188
Fidelity Series Short-Term Credit Fund (a)	67,392	652,359
TOTAL SHORT-TERM FUNDS (Cost $3,779,294)		3,764,547

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,631,777)	35,453,883
NET OTHER ASSETS (LIABILITIES) - 0.0%	(512)
NET ASSETS - 100.0%	35,453,371

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,094,778	960,261	1,550,152	368,638	(64,428)	(383,176)	7,057,283
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	40,949	211,194	33,731	13,974	(1,859)	(1,457)	215,096
Fidelity Series All-Sector Equity Fund	96,163	12,366	34,473	4,250	1,419	(3,335)	72,140
Fidelity Series Blue Chip Growth Fund	221,277	72,980	94,553	7,456	(16,226)	14,435	197,913
Fidelity Series Canada Fund	335,477	30,391	104,890	8,543	(2,698)	(308)	257,972
Fidelity Series Commodity Strategy Fund	609,160	374,088	344,916	318,108	(168,644)	(203,369)	266,319
Fidelity Series Emerging Markets Debt Fund	210,696	16,045	40,686	8,621	(9,830)	7,520	183,745
Fidelity Series Emerging Markets Debt Local Currency Fund	69,444	2,059	16,474	-	(2,330)	8,305	61,004
Fidelity Series Emerging Markets Fund	255,837	73,142	83,037	5,419	(16,931)	14,667	243,678
Fidelity Series Emerging Markets Opportunities Fund	2,325,027	130,448	996,838	45,370	(193,212)	200,436	1,465,861
Fidelity Series Floating Rate High Income Fund	40,337	3,847	8,971	2,218	(445)	613	35,381
Fidelity Series Government Money Market Fund 4.92%	3,008,644	1,026,420	922,876	89,114	-	-	3,112,188
Fidelity Series Growth Company Fund	447,520	98,370	187,110	2,011	(34,089)	45,369	370,060
Fidelity Series High Income Fund	219,158	18,624	38,839	9,779	(4,875)	(2,182)	191,886
Fidelity Series International Credit Fund	15,950	730	-	730	-	(1,485)	15,195
Fidelity Series International Developed Markets Bond Index Fund	1,620,441	122,074	242,061	28,941	(28,355)	(69,116)	1,402,983
Fidelity Series International Growth Fund	796,229	107,917	250,722	23,331	(32,495)	64,399	685,328
Fidelity Series International Small Cap Fund	215,731	23,267	47,495	11,283	(10,184)	8,624	189,943
Fidelity Series International Value Fund	789,401	93,645	272,590	22,846	(19,675)	88,380	679,161
Fidelity Series Intrinsic Opportunities Fund	298,066	103,675	247,185	78,690	(8,928)	(71,662)	73,966
Fidelity Series Investment Grade Bond Fund	15,788,656	1,877,130	2,448,404	407,074	(203,857)	(372,590)	14,640,935
Fidelity Series Large Cap Stock Fund	424,363	114,062	190,696	25,694	(1,524)	2,498	348,703
Fidelity Series Large Cap Value Index Fund	142,919	21,371	51,946	4,058	2,176	(5,164)	109,356
Fidelity Series Long-Term Treasury Bond Index Fund	1,787,427	307,402	579,033	34,726	(156,243)	9,366	1,368,919
Fidelity Series Opportunistic Insights Fund	250,821	68,915	98,873	9,891	(7,850)	7,849	220,862
Fidelity Series Overseas Fund	800,917	85,369	263,073	12,289	(28,448)	86,996	681,761
Fidelity Series Real Estate Income Fund	124,842	32,751	90,629	8,392	(9,079)	(3,864)	54,021
Fidelity Series Short-Term Credit Fund	749,457	24,859	120,806	11,431	(4,034)	2,883	652,359
Fidelity Series Small Cap Core Fund	-	1,023	-	-	-	-	1,023
Fidelity Series Small Cap Discovery Fund	45,776	4,501	15,578	1,821	541	(3,332)	31,908
Fidelity Series Small Cap Opportunities Fund	149,091	19,588	56,380	6,756	(3,041)	(3,515)	105,743
Fidelity Series Stock Selector Large Cap Value Fund	316,212	67,922	130,397	17,505	1,654	(11,789)	243,602
Fidelity Series Value Discovery Fund	243,747	76,099	96,168	10,614	2,219	(8,308)	217,589
	40,534,513	6,182,535	9,659,582	1,599,573	(1,021,271)	(582,312)	35,453,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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